Subsequent Events (Details Textual) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended						10 Months Ended	12 Months Ended						10 Months Ended	12 Months Ended						1 Months Ended				1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended		1 Months Ended	3 Months Ended	1 Months Ended		3 Months Ended	1 Months Ended						1 Months Ended		12 Months Ended		12 Months Ended					12 Months Ended								12 Months Ended			3 Months Ended	12 Months Ended
	Feb. 28, 2013	Mar. 31, 2013	Dec. 31, 2012	Feb. 19, 2013	Jun. 30, 2012	Feb. 28, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2000 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2007 Aldagen Inc [Member]	Dec. 31, 2006 Aldagen Inc [Member]	Dec. 31, 2004 Aldagen Inc [Member]	Dec. 31, 2003 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2000 Common Stock [Member] Aldagen Inc [Member]	Dec. 31, 2010 Common Stock [Member] Aldagen Inc [Member]	Dec. 31, 2007 Common Stock [Member] Aldagen Inc [Member]	Dec. 31, 2006 Common Stock [Member] Aldagen Inc [Member]	Dec. 31, 2004 Common Stock [Member] Aldagen Inc [Member]	Dec. 31, 2003 Common Stock [Member] Aldagen Inc [Member]	Dec. 31, 2001 Common Stock [Member] Aldagen Inc [Member]	Feb. 28, 2013 Lincoln Park [Member]	Feb. 28, 2013 Lincoln Park [Member]	Feb. 28, 2013 Burrill Securities Llc [Member]	Feb. 19, 2013 Burrill Securities Llc [Member]	Feb. 28, 2013 Midcap Financial Llc [Member]	Mar. 31, 2013 Midcap Financial Llc [Member]	Feb. 28, 2013 Worden [Member]	Mar. 31, 2013 Worden [Member]	Feb. 19, 2013 Worden [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member]	Mar. 31, 2013 Jp Nevada Trust Note [Member]	Feb. 28, 2013 Jp Nevada Trust Note [Member] Criteria One [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member] Criteria One [Member]	Mar. 31, 2013 Jp Nevada Trust Note [Member] Criteria One [Member]	Feb. 28, 2013 Jp Nevada Trust Note [Member] Criteria Two [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member] Criteria Two [Member]	Apr. 30, 2011 Jorden [Member] Criteria One [Member]	Apr. 30, 2011 Jorden [Member] Criteria Two [Member]	Feb. 28, 2013 Jmj Note [Member]	Feb. 19, 2013 Jmj Note [Member]	Feb. 28, 2013 First Tranche [Member] Midcap Financial Llc [Member]	Feb. 28, 2013 Second Tranche [Member] Midcap Financial Llc [Member]	Dec. 31, 2012 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member]	Dec. 31, 2011 Subsequent Event [Member] Aldagen Inc [Member]	Dec. 31, 2011 Subsequent Event [Member] Series E Convertible Preferred Stock [Member] Aldagen Inc [Member]	Dec. 31, 2011 Subsequent Event [Member] September Two Thousand Eleven Convertible Notes [Member] Aldagen Inc [Member]	Dec. 31, 2011 Subsequent Event [Member] Convertible Bridge Notes One [Member] Aldagen Inc [Member]	Dec. 31, 2011 Subsequent Event [Member] Convertible Bridge Notes Two [Member] Aldagen Inc [Member]	Dec. 31, 2011 Subsequent Event [Member] Convertible Bridge Notes [Member] Aldagen Inc [Member]	Dec. 31, 2011 Subsequent Event [Member] Common Stock [Member] Aldagen Inc [Member]	Dec. 31, 2011 Subsequent Event [Member] Series C1 Preferred Stock [Member] Aldagen Inc [Member]	Dec. 31, 2012 Subsequent Event [Member] Lincoln Park [Member]	Dec. 31, 2012 Subsequent Event [Member] Burrill Securities Llc [Member]	Dec. 31, 2012 Subsequent Event [Member] Barrington Research Associates [Member]	Dec. 31, 2012 Subsequent Event [Member] Midcap Financial Llc [Member]	Mar. 31, 2013 Subsequent Event [Member] Midcap Financial Llc [Member]	Dec. 31, 2012 Subsequent Event [Member] Worden [Member]	Dec. 31, 2012 Subsequent Event [Member] Jp Nevada Trust Note [Member]	Dec. 31, 2012 Subsequent Event [Member] Jp Nevada Trust Note [Member] Criteria One [Member]	Mar. 31, 2013 Subsequent Event [Member] Jp Nevada Trust Note [Member] Criteria Two [Member]	Dec. 31, 2012 Subsequent Event [Member] Jp Nevada Trust Note [Member] Criteria Two [Member]	Dec. 31, 2012 Subsequent Event [Member] Jmj Note [Member]	Dec. 31, 2012 Subsequent Event [Member] Second Post Closing Issuance [Member]	Dec. 31, 2012 Subsequent Event [Member] Third Post Closing Issuance [Member]	Dec. 31, 2012 Subsequent Event [Member] First Tranche [Member] Midcap Financial Llc [Member]	Dec. 31, 2012 Subsequent Event [Member] Second Tranche [Member] Midcap Financial Llc [Member]	Dec. 31, 2011 Subsequent Event [Member] Tranche [Member] Aldagen Inc [Member]
Issuance of Series B redeemable convertible preferred stock										$ 0	$ 0		$ 0	$ 0			$ 0	$ 0		$ 0	$ 0
Shares Issuable Under Purchase Agreements																							150,000	150,000																															150,000
Increase In Shares Issuable Under Purchase Agreements																							200,000	200,000																															200,000
Sale of Stock, Price Per Share			$ 1.18				$ 0.33																																																$ 1.00
Stock Issued During Period Share Purchase Agreement																							375,000	375,000																															375,000
Stock Issued During Period Additonal Shares Issued Under Purcahse Agreement																																													375,000
Proceeds from Issuance of Private Placement	5,000,000		471,250																																										5,000,000
Stock Issued During Period Shares Investors	9,090,910																																												9,090,910
Issuance of Series A redeemable convertible preferred stock for cash at $1.00 per share (in shares)									0							0						0
Share Price				$ 0.55																																									$ 0.55
Warrants Exercise Price				$ 0.75																																									$ 0.75	$ 0.75
Placement Fee																									350,000																															350,000	120,000
Placement Fee Reimbursement																																																								52,000
Stock Issued During Period, Value, Other																																																								136,364				250,000
Warrant Exercise Price Percentage																									120.00%																															120.00%
Term Loan Commitments																												7,500,000																														7,500,000
Conditions For Obtaining Second Tranche Receipts Creteria 2																																																										(ii) raises an amount of not less than $5.0 million in the aggregate from (a) equity investors, and/or (b) partnership proceeds on or before July 31, 2013 (the "Capital Raise Event").
Conditions For Obtaining Second Tranche Receipts Creteria 1																																																										(i) if the Company achieves certain performance milestones for 2013
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				6,363,637																						136,364		1,079,137			250,000	533,334	266,666																									1,079,137	1,079,137	250,000	266,666
Class of Warrant or Right, Exercise Price of Warrants or Rights					1.42	1.42																						0.7			0.7	0.70	0.70																									0.70	0.70	0.70	0.70
Debt Instrument Descirption Of Floor Price																																																										LIBOR floor of 3
Term Loan Fee Payable Percentage Year One		5.00%																										5.00%																														5.00%
Term Loan Fee Payable Percentage Year Two		3.00%																										3.00%																														3.00%
Term Loan Fee Payable Percentage Thereafter		1.00%																										1.00%																														1.00%
Royalty Expense																													5,000,000	500,000																														500,000
Increase (Decrease) in Royalties Payable																																																												600,000
Warrants Exercisable																																500,000	250,000																												250,000
Warrants Exercised Upon Default In Payment Of Note On The Fourth Anniversary																																		133,333	266,667	133,333			57,143																							133,333	133,333
Debt Instrument, Face Amount																																																													1,400,000
Warrants Exercised Upon Default In Payment Of Note On The Fifth Anniversary																																107,143					133,333	266,667		57,143																								133,333
Warrants Previously Issued																																107,143
Conversion of Series B redeemable convertible preferred stock into common stock												0							0
Long-term Debt, Gross																																										750,000																							750,000
Condition For Accelerated Purchase By Accredited Investor, Minimum Share Price																							0.45	0.45																															0.45
Shares Issued In Private Placement Percentage																																																							9.99%
Debt Instrument Remitted Payment																																									370,000																								370,000
Debt Instrument, Description of Variable Rate Basis																												(LIBOR) plus 8.0%.																														(LIBOR) plus 8.0
Proceeds From Term Loan Commitments																											4,500,000																4,500,000	3,000,000																								4,500,000	3,000,000
Post Closing Consideration Number Of Shares																																													20,309,723																					3,046,458	16,247,779
Post Closing Consideration Percentage																																																																		15.00%	80.00%
Decrease In Post Closing Consideration Number Of Shares																																																																		1,523,229	17,771,008
Decrease In Post Closing Consideration Percentage																																																																		7.50%
Stock Issued During Period, Shares, Period Increase (Decrease)																																																					576,007	576,007
Common stock, authorized		160,000,000	160,000,000				160,000,000			93,407,305					93,407,305																																93,983,312
Convertible preferred stock, authorized							72,115,750	71,003,133																																														31,658,388
Convertible Debt, Fair Value Disclosures		591,000	800,000																																															75,000,000	100,000,000																			60,000
Warrant Issued																																																	11,518
Debt Instrument, Convertible, Effective Interest Rate																																																				8.00%																		8.00%
Stock Issued During Period, Shares, Acquisitions																																																135,398					2,030,972
Stock Issued During Period, Value, Acquisitions																																															$ 2,155,596,000						$ 1,600,000
Class Of Warrant Or Right Outstanding					5,288,256																																										2,214,650
Common stock stated value per share		$ 0.0001	$ 0.0001				$ 0.0001			$ 0.001					$ 0.001																																						$ 1.1817